Long-Term Debt And Lines Of Credit (Financial Debt Covenants) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Chemed [Member]
Leverage Ratio (Consolidated Indebtedness/Consolidated Adj. EBITDA)	1.07
Fixed Charge Coverage Ratio Consolidated Free Cash Flow Consolidated Fixed Charges	2.20
Annual Operating Lease Commitment	$ 20.2
Maximum [Member] | Requirement [Member]
Leverage Ratio (Consolidated Indebtedness/Consolidated Adj. EBITDA)	3.50
Annual Operating Lease Commitment	$ 30.0
Minimum [Member] | Requirement [Member]
Fixed Charge Coverage Ratio Consolidated Free Cash Flow Consolidated Fixed Charges	1.50